Consolidated cash flow statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows used in operating activities [abstract]
Net profit	€ 3,811	€ 4,016
Taxation	1,282	1,550
Share of net (profit)/loss of joint ventures/associates and other (income)/loss from non-current investments and associates	(115)	(133)
Net monetary loss/(gain) arising from hyperinflationary economies	17	157
Net finance costs	320	358
Operating profit	5,315	5,948
Depreciation, amortisation and impairment	846	794
Changes in working capital	(2,746)	(2,127)
Inventories	(833)	(435)
Trade and other receivables	(2,323)	(2,159)
Trade payables and other liabilities	410	467
Pensions and similar obligations less payments	27	36
Provisions less payments	(148)	35
Elimination of (profits)/losses on disposals	(40)	(135)
Non-cash charge for share-based compensation	162	164
Other adjustments	113	(36)
Cash flow from operating activities	3,529	4,679
Income tax paid	(1,242)	(1,315)
Net cash flow from operating activities	2,287	3,364
Cash flows used in investing activities [abstract]
Interest received	183	189
Purchase of intangible assets	(48)	(98)
Purchase of property, plant and equipment	(701)	(617)
Disposal of property, plant and equipment	116	5
Acquisition of businesses and investments in joint ventures and associates	(458)	(797)
Disposal of businesses, joint ventures and associates	73	489
Acquisition of other non-current investments	(64)	(108)
Disposal of other non-current investments	55	47
Dividends from joint ventures, associates and other non-current investments	118	94
Sale/(purchase) of financial assets	78	404
Net cash flow used in investing activities	(648)	(392)
Cash flows used in financing activities [abstract]
Dividends paid on ordinary share capital	(2,234)	(2,136)
Interest paid	(709)	(691)
Net change in short-term borrowings	2,673	850
Additional financial liabilities	2,080	3,016
Repayment of financial liabilities	(2,450)	(2,297)
Capital element of lease rental payments	(180)	(191)
Repurchase of shares	(1,510)	(375)
Other financing activities	(611)	(330)
Net cash flow used in financing activities	(2,941)	(2,154)
Net (decrease)/increase in cash and cash equivalents	(1,302)	818
Cash and cash equivalents at the beginning of the period	5,950	4,045
Effect of foreign exchange rate changes	(380)	(9)
Cash and cash equivalents at the end of the period	€ 4,268	€ 4,854